Investments - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)
Schedule of Held-to-maturity Securities [Line Items]
Investment income	$ 6,128,437	¥ 39,698,790	¥ 38,901,980	¥ 20,272,408
Held-to-maturity investments, long-term	8,672,698		32,000,000		¥ 56,180,000
Other comprehensive income-change in fair value of available-for-sale investments		44,166,013	5,164,535
Other comprehensive income-realized gains reclassified from other comprehensive income to "investment income"		43,447,599	2,544,184
Other comprehensive income-net unrealized gains on the available-for-sale investments	$ 110,904	718,414	2,620,351
Amortized cost of the available-for-sale investments			88,876,099		495,847,433
Held-to-maturity investments
Schedule of Held-to-maturity Securities [Line Items]
Investment income		¥ 4,856,760	12,496,501	15,444,586
Held to maturity investment, gross unrecognized holding gain			¥ 1,591,890	¥ 1,774,551
Held to maturity investment, gross unrecognized holding Loss					2,375,351
Held-to-maturity investments | Debt Securities of Certain Real Estate Funds
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities					46,180,000
Held-to-maturity securities, 2017
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity investments, long-term					46,180,000
Held-to-maturity securities, 2019
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity investments, long-term					¥ 10,000,000
PPDAI Group Inc. | Series B Preferred Stock
Schedule of Held-to-maturity Securities [Line Items]
Payment to acquire investment			¥ 14,413,099
Percentage of investee's issued share capital			2.62%